                            OppenheimerFunds, Inc.
                          Two World Financial Center
                        225 Liberty Street, 11th Floor
                        New York, New York 10281-1008

December 2, 2005

VIA EDGAR
Securities and Exchange Commission
Mail Stop 0-7, Filer Support
6432 General Green Way
Alexandria, VA 22312

      Re:  Oppenheimer Money Market Fund, Inc.
           Post-Effective Amendment No. 69 under the Securities Act
           and Amendment No. 38 under the Investment Company Act
           File Nos. 2-49887; 811-2454

To the Securities and Exchange Commission:

      Pursuant to Rule 497(j) under the Securities Act of 1933, as amended,  I hereby  represent  that,  with  respect to the  Prospectus  and  Statement  of
Additional Information of the Registrant,  dated November 28, 2005, no changes were  made to the  Prospectus  and the  Statement  of  Additional  Information
contained in Post-Effective Amendment No. 69 to the Registrant's  Registration
Statement on Form N-1A,  which was filed  electronically  with the  Securities and Exchange Commission on November 23, 2005.

Very truly yours,

/s/ Adrienne Ruffle

Adrienne Ruffle
Assistant Vice President & Assistant Counsel

cc:  Mayer, Brown, Rowe &Maw, LLP
     KPMG LLP
     Gloria LaFond
     Nancy S. Vann